Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES
Net income	$ (14,674)	$ (114,890)
Items not involving cash:
Depreciation of property and equipment	2,969	2,321
Amortization of intangible assets	2,292	2,443
Changes in operating working capital:
Decrease (Increase) in accounts receivable	5,485	76,598
Decrease (increase) in investment tax credits	(66,015)	(28,992)
Decrease (increase) in prepaid expenses	3,817	6,665
Increase (decrease) in accounts payable	(1,980)	4,524
Increase (decrease) in accrued liabilities	(6,464)	(6,424)
Increase (decrease) in deferred revenue	20,250	6,714
Cash flows provided by operating activities	(54,321)	(51,041)
INVESTING ACTIVITIES
Purchase of property and equipment
Proceeds on sale of assets
Cash flows used in investing activities
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	131,210	(282,128)
Increase in cash and cash equivalents	76,889	(333,169)
Cash and cash equivalents, beginning of period	1,386,737	1,591,507
Cash and cash equivalents, end of period	$ 1,463,626	$ 1,258,338